United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Quarter ended 08/31/2012

Item 1. Schedule of Investments

Federated International Bond Strategy Portfolio
Portfolio of Investments
August 31, 2012 (unaudited)
Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—45.2%
		AUSTRALIAN DOLLAR—1.6%
		Sovereign—1.6%
$69,000		Australia, Government of, Series 17, 5.50%, 3/1/2017	$78,191
		BRITISH POUND—4.4%
		Sovereign—4.4%
109,500		United Kingdom, Government of, 4.75%, 3/7/2020	219,563
		CANADIAN DOLLAR—1.5%
		Sovereign—1.5%
69,000		Canada, Government of, Bond, 4.00%, 6/1/2016	76,949
		EURO—17.0%
		Sovereign—17.0%
60,000		Belgium, Government of, 2.75%, 3/28/2016	80,358
97,000		Bonos Y Oblig Del Estado, Sr. Unsub., 4.00%, 4/30/2020	103,412
50,000		Buoni Poliennali Del Tes, 2.00%, 12/15/2012	63,035
117,000		Buoni Poliennali Del Tes, 3.75%, 8/1/2016	145,058
183,000		France, Government of, Bond, 3.50%, 4/25/2026	252,380
46,000		French Treasury Note, 2.00%, 7/12/2015	60,688
45,000		Germany, Government of, Bond, 3.25%, 7/4/2015	61,803
65,000		Spain Letras Del Tesoro, Unsecd. Note, 1/18/2013	81,258
		TOTAL EURO	847,992
		JAPANESE YEN—17.9%
		Banking—1.8%
7,000,000		KFW, 1.35%, 1/20/2014	90,878
		Sovereign—16.1%
20,450,000		Japan, Government of, 0.40%, 6/20/2015	263,291
8,300,000		Japan, Government of, 1.30%, 3/20/2021	111,786
31,950,000		Japan, Government of, Sr. Unsecd. Note, 1.30%, 12/20/2018	432,121
		TOTAL JAPANESE YEN	807,198
		NORWEGIAN KRONE—1.3%
		Banking—1.3%
350,000		KFW, Foreign Gov't. Guarantee, (Series EMTN), 4.00%, 12/15/2014	63,118
		SWEDISH KRONA—1.5%
		Sovereign—1.5%
445,000		Sweden, Government of, 4.50%, 8/12/2015	74,162
		TOTAL BONDS (IDENTIFIED COST $2,225,584)	2,258,051
		MUTUAL FUND—53.2%
79,343	[1]	Emerging Markets Fixed Income Core Fund (IDENTIFIED COST $2,336,154)	2,656,292
		TOTAL INVESTMENTS—98.4% (IDENTIFIED COST $4,561,738)[2]	4,914,343
		OTHER ASSETS AND LIABILITIES - NET—1.6%[3]	77,315
		TOTAL NET ASSETS—100%	$4,991,658

At August 31, 2012, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/6/2012	105,306 CAD	132,500 NZD	$222
9/6/2012	132,500 NZD	105,700 CAD	$(134)
9/24/2012	99,400 GBP	$157,266	$553
9/28/2012	100,000 EUR	9,695,160 JPY	$1,928
9/28/2012	50,000 EUR	4,853,035 JPY	$1,418
9/28/2012	14,917,260 JPY	150,000 EUR	$3,201
9/28/2012	4,853,018 JPY	51,144 EUR	$32
10/26/2012	49,483 EUR	366,700 NOK	$2,474
11/28/2012	41,963 CAD	26,680 GBP	$263
Contracts Sold:
9/6/2012	105,700 CAD	132,500 NZD	$(672)
9/6/2012	132,500 NZD	105,306 CAD	$183
9/24/2012	99,400 GBP	$156,866	$(953)
9/28/2012	51,144 EUR	4,853,018 JPY	$(2,382)
9/28/2012	150,000 EUR	14,917,260 JPY	$(1,358)
9/28/2012	4,853,035 JPY	50,000 EUR	$(507)
9/28/2012	9,695,160 JPY	100,000 EUR	$33
10/26/2012	366,700 NOK	49,483 EUR	$(3,332)
11/28/2012	26,680 GBP	41,963 CAD	$(131)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$838
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $5,163 and $5,925, respectively. This is based on the contracts held as of each month-end throughout the period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holding.
2	At August 31, 2012, the cost of investments for federal tax purposes was $4,281,993. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and b) outstanding foreign currency commitments was $632,350. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $694,787 and net unrealized depreciation from investments for those securities having an excess of cost over value of $62,437.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$2,258,051	$—	$2,258,051
Mutual Fund	2,656,292	—	—	2,656,292
TOTAL SECURITIES	$2,656,292	$2,258,051	$—	$4,914,343
OTHER FINANCIAL INSTRUMENTS[2]	$—	$838	$—	$838
1	Emerging Markets Fixed Income Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Other financial instruments include foreign exchange contracts.

The following acronyms are used throughout this portfolio:
CAD	—Canadian Dollars
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great Britain Pound
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 23, 2012